                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2006

Check here if Amendment [ ]; Amendment Number: ____________
This Amendment (Check only one):      [ ] is a restatement.
                                      [ ]adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Andover Capital Advisors LP
Address: 300 Brickstone Square Suite 1004
         Andover, Massachusetts 01810

Form 13F File Number: 28-

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Brian Kobelski
Title: Chief Financial Officer
Phone: 978-623-3512

Signature, Place, and Date of Signing:

   /s/ Brian Kobelski       Andover, Massachusetts       February 8, 2006
-------------------------  ------------------------  -------------------------
       [Signature]              [City, State]                 [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      0
Form 13F Information Table Entry Total: 57
Form 13F Information Table Value Total: $301,718
                                        (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

                          Andover Capital Advisors LP
                               13F SEC Appraisal
                                  12/31/2006

                                                                                                        Item 6:
                                                                                                   ---------------------
Item 1:                           Item 2:       Item 3:    Item 4:              Item 5:            Investment Discretion Item 7:
-------                        --------------  --------- ------------ ---------------------------- --------------------- -------
                                                         Market Value  Shrs Or                     Sole   Shared  Other  Others
Security                        Security Type    Cusip     (x1000)    Prn Amount Shrs/PRN Put/Call (A)     (B)     (C)   Manager
--------                       --------------  --------- ------------ ---------- -------- -------- ----   ------  -----  -------
AES Corp/The                    Common Stock   00130H105     4,518      205,000    Shrs             X
AFC Enterprises                 Common Stock   00104Q107     1,029       58,255    Shrs             X
AmeriCredit Corp                Common Stock   03060R101     5,386      214,000    Shrs             X
Anadarko Pete Corp              Common Stock   032511107       870       20,000    Shrs             X
Aurora Oil & Gas Corp           Common Stock   052036100       658      205,000    Shrs             X
Bally Technologies Inc          Common Stock   05874B107     1,961      105,000    Shrs             X
Blount International Inc        Common Stock   095180105     1,856      137,900    Shrs             X
Dover Motorsports Inc           Common Stock   260174107     3,717      700,000    Shrs             X
EchoStar Communications Corp         CLA       278762109    40,122    1,055,000    Shrs             X
Energen Corp                    Common Stock   29265N108     1,643       35,000    Shrs             X
Energy Partners Ltd             Common Stock   29270U105       611       25,000    Shrs             X
Equitable Resources Inc         Common Stock   294549100     1,670       40,000    Shrs             X
Famous Dave's Of America Inc    Common Stock   307068106       956       58,000    Shrs             X
Full House Resorts Inc          Common Stock   359678109       836      220,000    Shrs             X
Gaming Partners Intl Corp       Common Stock   36467A107       392       21,800    Shrs             X
Genesis Energy LP              Unit Ltd Partn  371927104     1,782       91,500    Shrs             X
Grant Prideco Inc               Common Stock   38821G101     1,432       36,000    Shrs             X
Healthsouth Corp                Common Stock   421924309       544       24,000    Shrs             X
Horizon Offshore Inc            Common Stock   44043J204       163       10,000    Shrs             X
Isle of Capri Casinos Inc       Common Stock   464592104     8,463      318,400    Shrs             X
Level 3 Communications Inc      Common Stock   52729N100       560      100,000    Shrs             X
Lodgenet Entertainment Corp     Common Stock   540211109       617       24,669    Shrs             X
MTR Gaming Group Inc            Common Stock   553769100    12,153      994,500    Shrs             X
Magna Entertainment Corp        Common Stock   559211107     1,310      290,500    Shrs             X
Nabors Industries Ltd           Common Stock   G6359F103     1,221       41,000    Shrs             X
Nevada Gold & Casinos Inc          Com New     64126Q206        53       14,012    Shrs             X
Newfield Exploration Co         Common Stock   651290108     4,136       90,000    Shrs             X
OM Group Inc                    Common Stock   670872100     1,449       32,000    Shrs             X
Pengrowth Energy TR            Trust Unit New  706902509     1,377       80,000    Shrs             X
Penn National Gaming Inc        Common Stock   707569109     5,619      135,000    Shrs             X
Portland General Electric Co       Com New     736508847     2,453       90,000    Shrs             X
Regeneration Technologies Inc   Common Stock   75886N100       879      150,000    Shrs             X
Royal Caribbean Cruises Ltd     Common Stock   V7780T103     3,972       96,000    Shrs             X
Select Comfort Corp             Common Stock   81616X103     2,149      123,558    Shrs             X
Staar Surgical Co               Com Par $.01   852312305     4,451      634,900    Shrs             X
TECO Energy Inc                 Common Stock   872375100     1,723      100,000    Shrs             X
US Airways Group Inc/ NEW       Common Stock   90341W108    13,301      247,000    Shrs             X
Vonage Holdings Corp            Common Stock   92886T201     7,114    1,025,000    Shrs             X
Grace WR & Co Del New           Common Stock   38388F108     1,782       90,000    Shrs             X
Williams Cos Inc                Common Stock   969457100    13,713      525,000    Shrs             X
Magna Entertainment Corp       Note 7.25% 12/1 559211AC1       963    1,000,000    PRN              X
Magna Entertainment Corp       Note 8.55% 6/1  559211AD9     5,160    5,000,000    PRN              X
Anadarko Pete Corp              Common Stock   032511107     1,088       25,000    Shrs             X
Carnival Corp                    Paired CTF    143658300     2,614       53,300    call             X
EchoStar Communications Corp         CLA       278762109     3,803      100,000    call             X
Grant Prideco Inc               Common Stock   38821G101     3,977      100,000    call             X
Isle of Capri Casinos Inc       Common Stock   464592104     4,984      187,500    call             X
Las Vegas Sands Corp            Common Stock   517834107       895       10,000    put              X
Newfield Exploration Co Call
  50 2007-01-20                 Common Stock   651290108     2,298       50,000    call             X
Royal Caribbean Cruises Ltd     Common Stock   V7780T103    39,315      950,100    call             X
SPDR TR                         Unit Series 1  78462F103    35,405      250,000    put              X
Shuffle Master Inc              Common Stock   825549108     2,620      100,000    call             X
Williams Cos Inc                Common Stock   969457100    15,019      575,000    call             X
Williams Cos Inc                Common Stock   969457100     2,612      100,000    put              X
Wynn Resorts Ltd                Common Stock   983134107       939       10,000    put              X
Yahoo! Inc                      Common Stock   984332106     3,831      150,000    call             X
iShares TR                       Rusell 2000   464287655    17,557      225,000    put              X

                                    Item 8:
                               -----------------
Item 1:                        Voting Authority
-------                        -----------------
                               Sole Shared Other
Security                       (A)   (B)    (C)
--------                       ---- ------ -----
AES Corp/The                    X
AFC Enterprises                 X
AmeriCredit Corp                X
Anadarko Pete Corp              X
Aurora Oil & Gas Corp           X
Bally Technologies Inc          X
Blount International Inc        X
Dover Motorsports Inc           X
EchoStar Communications Corp    X
Energen Corp                    X
Energy Partners Ltd             X
Equitable Resources Inc         X
Famous Dave's Of America Inc    X
Full House Resorts Inc          X
Gaming Partners Intl Corp       X
Genesis Energy LP               X
Grant Prideco Inc               X
Healthsouth Corp                X
Horizon Offshore Inc            X
Isle of Capri Casinos Inc       X
Level 3 Communications Inc      X
Lodgenet Entertainment Corp     X
MTR Gaming Group Inc            X
Magna Entertainment Corp        X
Nabors Industries Ltd           X
Nevada Gold & Casinos Inc       X
Newfield Exploration Co         X
OM Group Inc                    X
Pengrowth Energy TR             X
Penn National Gaming Inc        X
Portland General Electric Co    X
Regeneration Technologies Inc   X
Royal Caribbean Cruises Ltd     X
Select Comfort Corp             X
Staar Surgical Co               X
TECO Energy Inc                 X
US Airways Group Inc/ NEW       X
Vonage Holdings Corp            X
Grace WR & Co Del New           X
Williams Cos Inc                X
Magna Entertainment Corp        X
Magna Entertainment Corp        X
Anadarko Pete Corp              X
Carnival Corp                   X
EchoStar Communications Corp    X
Grant Prideco Inc               X
Isle of Capri Casinos Inc       X
Las Vegas Sands Corp            X
Newfield Exploration Co Call
  50 2007-01-20                 X
Royal Caribbean Cruises Ltd     X
SPDR TR                         X
Shuffle Master Inc              X
Williams Cos Inc                X
Williams Cos Inc                X
Wynn Resorts Ltd                X
Yahoo! Inc                      X
iShares TR                      X